CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par or stated value per share (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	37,500,000	0
Common stock, shares, outstanding (in shares)	37,500,000	0